Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning benefit obligation
Plan amendments	$ 527
Change in the fair value of plan assets:
Beginning plan assets	2,701
Ending plan assets	2,422	$ 2,701
Pension
Beginning benefit obligation
Beginning benefit obligation	3,365	3,188
Service cost	25	30	$ 30
Interest cost	71	74	87
Plan participants’ contributions	3	3
Actuarial loss (gain)	(140)	44
Gross benefits paid	(207)	(179)
Plan amendments	22	0
Currency translation adjustments and other	(110)	205
Ending benefit obligation	3,029	3,365	3,188
Change in the fair value of plan assets:
Beginning plan assets	2,517	2,328
Actual return on plan assets	(46)	196
Employer contributions	55	34
Plan participants’ contributions	3	3
Gross benefits paid	(179)	(150)
Currency translation adjustments and other	(69)	106
Ending plan assets	2,281	2,517	2,328
Funded status:	(748)	(848)
Healthcare
Beginning benefit obligation
Beginning benefit obligation	1,120	1,105
Service cost	6	6	7
Interest cost	24	36	39
Plan participants’ contributions	9	7
Actuarial loss (gain)	(129)	29
Gross benefits paid	(63)	(68)
Plan amendments	(530)	0
Currency translation adjustments and other	(3)	5
Ending benefit obligation	434	1,120	1,105
Change in the fair value of plan assets:
Beginning plan assets	184	111
Actual return on plan assets	(6)	19
Employer contributions	0	56
Plan participants’ contributions	0	0
Gross benefits paid	(37)	(2)
Currency translation adjustments and other	0	0
Ending plan assets	141	184	111
Funded status:	(293)	(936)
Other
Beginning benefit obligation
Beginning benefit obligation	470	418
Service cost	15	15	13
Interest cost	3	3	4
Plan participants’ contributions	0	0
Actuarial loss (gain)	(8)	13
Gross benefits paid	(37)	(37)
Plan amendments	0	0
Currency translation adjustments and other	(21)	58
Ending benefit obligation	422	470	418
Change in the fair value of plan assets:
Beginning plan assets	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	0	0
Currency translation adjustments and other	0	0
Ending plan assets	0	0	$ 0
Funded status:	$ (422)	$ (470)